5. Trade Receivables and Reseller Financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	R$ 4,667,109	R$ 3,729,407
Current	4,337,118	3,502,322
Non-current	329,991	227,085
Domestic customers
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	4,057,752	3,315,783
Reseller Financing Ipiranga
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	675,236	466,277
Foreign customers
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	229,701	180,679
Allowance For Doubtful Accounts
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	R$ (295,580)	R$ (233,332)